Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Line Items]
Income tax rate	23.00%
Tax credit carryforward, description	the tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel (“Development Area A”) and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.
Subject to tax at a rate	4.00%
Tax loss carry forward (in Dollars)	$ 38,415
Capital loss (in Dollars)	$ 1,726
Federal tax rate	23.00%	23.00%	23.00%
Valuation allowance (in Dollars)	$ 1,387
Foreign (non-Israeli) [Member]
Taxes on Income [Line Items]
Ownership percentage	90.00%
U.S. subsidiary [Member]
Taxes on Income [Line Items]
Tax credit carryforward, description	Such losses are available to offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2024 to 2026 for federal tax purposes.
Internal Revenue Service (IRS) [Member]
Taxes on Income [Line Items]
Tax loss carry forward (in Dollars)	$ 657
Federal tax rate	21.00%
Brazilian Tax Authority [Member]
Taxes on Income [Line Items]
Tax loss carry forward (in Dollars)	$ 3,173
Federal tax rate	34.00%
Maximum offset percentage of taxable income for tax period	30.00%
Indian Tax Authority [Member]
Taxes on Income [Line Items]
Federal tax rate	25.00%
Research and Development Expense [Member]
Taxes on Income [Line Items]
Tax loss carry forward (in Dollars)	$ 11,277
Development area A [Member]
Taxes on Income [Line Items]
Enterprises tax rate	7.50%
Other areas [Member]
Taxes on Income [Line Items]
Enterprises tax rate	12.00%